Condensed Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Membership Units Authorized	300,000,000	300,000,000
Membership Units Issued	41,574,340	39,049,340
Membership Units Outsanding	$ 41,574,340	$ 39,049,340